Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 416,263.14
Previously Paid Amount	(0)
Total Fee Amount	57.49
Total Offset Amount	(0)
Net Fee	$ 57.49